Board Of Managers
The Accumulation Fund
Donald Boggs, Chairman
Gordon T. Miller, Vice Chairman
Aubrey K. Reid, Jr.
Joan Sadowsky
William J. Short


              The Paul Revere Variable Annuity Insurance Company
                        Worcester, Massachusetts  01608

This report and the financial statements attached are submitted for the general information of contract owners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.


                                              Semi Annual Report
                                              June 30, 1999

To Our Contract Owners and Participants:

    The U.S. equity markets continued to perform well in the first half of 1999. The strength of the U.S. economy led to a small interest rate increase in an effort by the Federal Reserve to keep the strong economy from producing higher inflation. However, we do not see strong inflationary pressures in the economy that might result in additional tightening in the near term.

    We are pleased to report that your large cap growth equity portfolio's return is ahead of both the S&P 500 and the Russell 1000 Growth Index. The total return for the portfolio for the second quarter 1999 was 7.05%, and 27.26% for the one year period ended 6/30/99. The portfolio's position in Technology, Miscellaneous Business Services and Leisure Activity contributed to the portfolio's good performance in the second quarter. First quarter results benefited from Consumer Staples and Healthcare holdings, as well as from a number of the portfolio's Technology holdings.

    Much of the strength of the performance of the stock market in the past year is attributed to a narrow band of about 50 large company stocks. Over the past few months investors have looked increasingly to mid-cap and small company stocks for more attractive prices. We believe this rotation toward a broader group of stocks presents a good opportunity for investors to diversity their portfolios.

                                   Sincerely,



                                   /s/Donald Boggs
                                   ---------------
                                   Donald Boggs
                                   Chairman, Board of Managers
                                   The Paul Revere Variable Annuity
                                   Contract Accumulation Fund
                                   Senior Vice President, The Paul Revere
                                   Variable Annuity Insurance Company

Statements of Assets and Liabilities
(Unaudited)

                                                    As of June 30, 1999
                                               -----------------------------
                                                Series Q        Series N
                                               (Qualified)   (Non-Qualified)
                                               -----------   --------------
ASSETS

Investments in securities at market value
(Cost: Series Q 1999-$21,403,516
(Cost: Series N 1999-$  5,566,821
(see Statement of Investments)                 $28,198,660       $7,388,560
Cash                                                     -          136,552
Dividends and interest receivable                    5,829            1,426
Receivable for investments sold                    174,969           44,715
                                               -----------       ----------
   Total assets                                 28,379,458        7,571,253
                                               -----------       ----------

LIABILITIES

Payable for investments purchased                   49,260           13,900
Payable to The Paul Revere Variable Annuity
 Insurance Company                                 217,735          120,822
                                               -----------       ----------
   Total liabilities                               266,995          134,722
                                               -----------       ----------

TOTAL NET ASSETS                               $28,112,463       $7,436,531
                                               ===========       ==========


CONTRACT OWNERS' EQUITY

Deferred contracts terminable by owner         $23,352,549       $5,337,674
Currently payable contracts                      4,759,914        2,098,857
                                               -----------       ----------
   Total net assets                            $28,112,463       $7,436,531
                                               -----------       ----------

ACCUMULATION UNITS OUTSTANDING                   1,653,131          430,578
                                               ===========       ==========

NET ASSET VALUE PER ACCUMULATION UNIT              $17.006          $17.271
                                               ===========       ==========



                See accompanying notes to financial statements.

Statement of Operations
(Unaudited)
                                                           Six Months Ended
                                                                6/30/99
                                                          Series Q (Qualified)
                                                          --------------------

INVESTMENT INCOME

Income:
 Dividends                                                       $   67,698
 Interest                                                             5,103
                                                                 ----------
  Total income                                                       72,801
                                                                 ----------

Expenses:
 Mortality and expense risk fees                                    133,332
 Investment management and advisory service fees                     66,666
 Professional services                                                6,200
                                                                 ----------
  Total expenses                                                    206,198
                                                                 ----------

Net investment loss                                                (133,397)
                                                                 ----------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS

Net realized gain on investments sold                             3,581,252
Net decrease in unrealized appreciation of investments            (286,460)
                                                                 ----------
Net realized and unrealized gain on investments                   3,294,792
                                                                 ----------
Increase in net assets from operations                           $3,161,395
                                                                 ==========


                                                           Six Months Ended
                                                                6/30/99
                                                       Series N (Non-Qualified)
                                                       ------------------------

INVESTMENT INCOME

Income:
 Dividends                                                       $   17,951
                                                                 ----------

Expenses:
 Mortality and expense risk fees                                     35,588
 Investment management and advisory service fees                     17,794
 Professional services                                                3,720
                                                                 ----------
  Total expenses                                                     57,102
                                                                 ----------

Net investment loss                                                 (39,151)
                                                                 ----------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS

Net realized gain on investments sold                             1,133,872
Net decrease  in unrealized appreciation of investments            (149,868)
                                                                 ----------
Net realized and unrealized gain on investments                     984,004
                                                                 ----------
Increase in net assets from operations                           $  944,853
                                                                 ==========



                See accompanying notes to financial statements.

Statements of Changes in Net Assets
(Unaudited)

                                                        Six Months Ended 6/30/99    Year Ended 12/31/98
                                                                Series Q                  Series Q
                                                               (Qualified)              (Qualified)
                                                        ------------------------    -------------------
INCREASE IN NET ASSETS

Operations:
Net investment loss                                          $  (133,397)              $  (154,286)
Net realized gain on investments                               3,581,252                 3,927,590
Net increase (decrease) in unrealized  appreciation of
   investments                                                  (286,460)                2,960,111
                                                             -----------               -----------
   Increase in net assets from operations                      3,161,395                 6,733,415

Contract receipts:
Gross purchase payments received                                 257,391                    66,629
Deductions from purchase payments                                    910                       852
                                                             -----------               -----------
   Net purchase payment received                                 256,481                    65,777
Payments to contract owners:
Annuity payments to contract owners                              296,651                   490,751
Terminations and withdrawals to contract owners                  952,170                 1,548,428
                                                              -----------               -----------

   Total payments to contract owners                           1,248,821                 2,039,179
                                                             -----------               -----------
   Net contract payments to contract owners                     (992,340)               (1,973,402)
Other deductions                                                     ---                  (282,853)
                                                             -----------               -----------
   Total increase in net assets                                2,169,055                 4,477,160

NET ASSETS

Beginning of year                                             25,943,408                21,466,248
                                                             -----------               -----------
End of period                                                $28,112,463               $25,943,408
                                                             ===========               ===========

                                                        Six Months Ended 6/30/99    Year Ended 12/31/98
                                                                Series N                  Series N
                                                            (Non-Qualified)           (Non-Qualified)
                                                        ------------------------    -------------------

INCREASE IN NET ASSETS

Operations:
Net investment loss                                          $   (39,151)              $   (57,763)
Net realized gain on investments                               1,133,872                 1,106,946
Net increase (decrease) in unrealized appreciation of
  investments                                                   (149,868)                  830,473
                                                             -----------               -----------
   Increase in net assets from operations                        944,853                 1,879,656
Contract receipts:
Gross purchase payments received                                   2,042                     4,269
Deductions from purchase payments                                    167                       307
                                                             -----------               -----------
   Net purchase payments received                                  1,875                     3,962
Payments to contract owners:
Annuity payments to contract owners                              150,541                   244,083
Terminations and withdrawals to contract owners                  543,254                   308,059
                                                             -----------               -----------
   Total payments to contract owners                             693,795                   552,142
                                                             -----------               -----------
   Net contract payments to contract owners                     (691,920)                 (548,180)
Other deductions                                                     ---                  (165,154)
                                                             -----------               -----------
   Total increase in net assets                                  252,933                 1,166,322

NET ASSETS

Beginning of year                                              7,183,598                 6,017,276
                                                             -----------               -----------
End of period                                                $ 7,436,531               $ 7,183,598
                                                             ===========               ===========

                See accompanying notes to financial statements.

June 30, 1999

                                                Series Q (Qualified)                     Series N (Non-Qualified)
                                               -----------------------                   -------------------------
                                       Number                            % of    Number                              % of
                                         of                   Market      Net      of                    Market       Net
                                       Shares   Cost (a)      Value     Assets   Shares    Cost (a)       Value     Assets
                                       ------  -----------  ----------  -------  ------  ------------  -----------  -------

COMMON STOCKS

ADVERTISING
Interpublic Group Cos., Inc.             600  $   42,786   $   51,975     0.2%     100     $  7,131      $  8,662     0.1%
                                              ----------   ----------                      --------   -----------

AEROSPACE/DEFENSE
Raytheon Co. Class B                   1,300      93,578       91,488              300       21,675        21,113
United Technologies Corporation        3,100     204,162      222,230              800       52,687        57,350
                                              ----------   ----------                      --------   -----------
                                                 297,740      313,718     1.1%               74,362        78,463     1.0%
                                              ----------   ----------                      --------   -----------

AUTO - ORIGINAL EQUIPMENT
Danaher Corporation                    4,300     286,488      249,938     0.9%   1,100       73,019        63,937     0.9%
                                              ----------   ----------                      --------   -----------

BROADCASTING
CBS Corporation                        6,400     204,858      278,000            1,700       54,756        73,844
Clear Channel Communications           3,986     214,095      274,785            1,004       54,510        69,213
Comcast Corporation Class A Special   13,700     496,358      526,594            3,700      134,027       142,219
Infinity Broadcasting                 11,600     295,159      345,100            3,100       78,925        92,225
Media One Group, Inc.                  3,500     179,601      260,312              900       47,090        66,938
Univision Communications, Inc.         3,800     135,735      250,800            1,000       37,440        66,000
                                              ----------   ----------                      --------   -----------
                                               1,525,806    1,935,591     6.9%              406,748       510,439     6.9%
                                              ----------   ----------                      --------   -----------

COMPUTER SOFTWARE - PC
America Online, Inc.                   1,800     134,320      198,900              600       44,875        66,300
Ariba, Inc.                               50       1,150        4,863               50        1,150         4,862
Ceridian Corporation                   7,500     183,591      245,156            2,000       49,955        65,375
Microsoft Corporation                 15,300     756,270    1,379,869            4,000      196,420       360,750
                                              ----------   ----------                      --------   -----------
                                               1,075,331    1,828,788     6.5%              292,400       497,287     6.7%
                                              ----------   ----------                      --------   -----------

COMPUTER SOFTWARE - SYSTEMS
Affiliated Computer Services           6,700     240,666      339,188            1,800       64,501        91,125
BMC Software, Inc.                     8,700     308,338      469,800            2,300       82,066       124,200
Cadence Design Systems, Inc.           6,270     157,552       79,943            1,620       41,601        20,655
Cisco Systems, Inc.                      700      19,287       45,150              200        5,764        12,900
Computer Associates Intl, Inc.         2,600     129,139      143,000              700       34,854        38,500
Computer Sciences Corporation          3,400     181,043      235,238              900       52,379        62,269
Compuware Corporation                  8,500     151,820      270,406            2,200       41,306        69,987
DST Systems, Inc.                      3,700     197,388      232,638            1,000       53,967        62,875
EMC Corporation                        4,400      92,732      242,000            1,200       23,322        66,000
First Data Corporation                 3,500     134,831      171,280              900       34,671        44,044
Galileo International, Inc.            3,500     146,283      187,031              900       36,915        48,094
General Instrument Corporation         3,500     133,210      148,750              900       34,254        38,250
Informatica Corporation                   50         800        1,780               50          800         1,781
Net Perceptions, Inc.                    100       1,400        2,180              100        1,400         2,181
Oracle Corporation                    11,600     244,186      430,650            3,055       61,289       113,417
Redback Networks Inc.                     50       1,150        6,278               50        1,150         6,278
Sun Microsystems, Inc.                 3,400     164,088      234,175              900       43,915        61,988
SunGard Data Systems, Inc.             5,000     199,072      172,500            1,300       51,867        44,850
Synopsys, Inc.                         1,900      96,835      104,856              500       25,500        27,594
Xerox Corporation                      1,100      65,825       64,968              300       17,952        17,719
                                              ----------   ----------                      --------   -----------
                                               2,665,645    3,581,811    12.7%              709,473       954,707    12.8%
                                              ----------   ----------                      --------   -----------

CONGLOMERATES
Allied Signal, Inc.                    2,200     138,135      138,600     0.5%     600       37,673        37,800     0.5%
                                              ----------   ----------                      --------   -----------

CONSUMER GOODS & SERVICES
Colgate-Palmolive Co.                    400      41,020       39,500              100       10,255         9,875
Dial Corporation                       5,300     131,469      197,094            1,400       34,405        52,062
Gillette Co.                           1,900      82,733       77,900              540       23,324        22,140
Linens 'N Things, Inc.                 1,500      42,066       65,625              360       10,239        15,750
Newell Rubbermaid, Inc.                6,300     267,811      292,950            1,600       68,055        74,400
Procter & Gamble Co.                   3,600     297,425      321,300              870       72,195        77,648
Tyco International Ltd.               13,996     407,841    1,326,120            3,690      107,458       349,628
                                              ----------   ----------                      --------   -----------
                                               1,270,365    2,320,489     8.2%              325,931       601,503     8.1%
                                              ----------   ----------                      --------   -----------

CONTAINERS - METAL/GLASS
 Corning, Inc.                         2,200     134,197      154,275     0.6%     600       36,595        42,075     0.6%
                                              ----------   ----------                      --------   -----------



                See accompanying notes to financial statements.

June 30, 1999

                                                       Series Q (Qualified)                  Series N (Non-Qualified)
                                                      ----------------------                 -------------------------
                                          Number                            % of    Number                              % of
                                            of                   Market      Net      of                    Market       Net
                                          Shares    Cost (a)     Value     Assets   Shares    Cost (a)       Value      Assets
                                          ------  -----------  ----------  -------  ------  ------------  -----------  -------

ELECTRICAL EQUIPMENT
General Electric Co.                       3,400  $  222,978   $  384,200             900     $ 60,732      $101,700
Teradyne, Inc.                             2,200     124,846      157,850             600       33,682        43,050
                                                  ----------   ----------                     --------   -----------
                                                     347,824      542,050    2.0%               94,414       144,750     2.0%
                                                  ----------   ----------                     --------   -----------
ELECTRONICS
Analog Devices, Inc.                       6,000     144,453      301,125           1,600       38,550        80,300
Lattice Semiconductor Corporation            600      27,225       37,350             200        9,075        12,450
                                                  ----------   ----------                     --------   -----------
                                                     171,678      338,475    1.2%               47,625        92,750     1.2%
                                                  ----------   ----------                     --------   -----------

ENERGY
Bp Amoco Plc - Spons ADR                   2,483     213,062      269,406             614       52,842        66,619
Chevron Corporation                        1,000      86,592       95,188             300       25,978        28,556
Conoco, Inc.                               2,500      57,500       69,688             700       16,100        19,512
Exxon Corporation                          1,900     142,023      146,537             500       37,374        38,562
                                                  ----------   ----------                     --------   -----------
                                                     499,177      580,819    2.1%              132,294       153,249     2.1%
                                                  ----------   ----------                     --------   -----------

ENTERTAINMENT
Carnival Corporation Class A               1,500      67,590       72,750             400       18,024        19,400
Time Warner, Inc.                          7,400     285,929      543,900           1,900       62,140       139,650
Walt Disney Co.                            7,400     242,528      228,012           2,000       66,301        61,625
                                                  ----------   ----------                     --------   -----------
                                                     596,047      844,662    3.0%              146,465       220,675     3.0%
                                                  ----------   ----------                     --------   -----------

FINANCIAL INSTITUTIONS
American Express Co.                       1,100     120,281      143,138             300       30,850        39,037
Associates First Capital Corporation      10,700     364,816      474,144           2,800       95,904       124,075
Bank of New York Co., Inc.                 3,600     135,007      132,075             900       33,688        33,019
Citigroup, Inc.                            9,600     349,516      456,000           2,700       98,159       128,250
Goldman Sachs Group, Inc.                    300      15,900       21,675             100        5,300         7,225
Household International, Inc.              1,500      70,590       71,062             400       18,824        18,950
Morgan Stanley Dean Witter Discover        4,000     305,497      410,000           1,100       84,207       112,750
Providian Financial Corporation              800      82,248       74,800             200       22,179        18,700
Wells Fargo Company                        5,300     227,439      226,575           1,600       68,712        68,400
                                                  ----------   ----------                     --------   -----------
                                                   1,671,294    2,009,469    7.1%              457,823       550,406     7.4%
                                                  ----------   ----------                     --------   -----------

FOOD & BEVERAGE
Anheuser-Busch Companies, Inc.             2,500     152,492      177,344             700       42,479        49,656
Coca Cola Enterprises, Inc.                2,800      99,679       86,100             700       25,214        21,525
Nabisco Holdings Corporation Class A       1,900      80,094       82,175             500       21,097        21,625
                                                  ----------   ----------                     --------   -----------
                                                     332,265      345,619    1.2%               88,790        92,806     1.2%
                                                  ----------   ----------                     --------   -----------

GOVERNMENT SPONSORED
Federal Home Loan Mortgage Corporation     5,100     240,093      295,800    1.1%   1,300       56,232        75,400     1.0%
                                                  ----------   ----------                     --------   -----------

INSURANCE
American International Group, Inc.         2,500     286,673      292,656             700       80,259        81,944
CIGNA Corporation                          2,400     216,243      213,600             600       54,009        53,400
Equitable Cos., Inc.                       3,800     213,346      254,600           1,000       56,044        67,000
Hartford Financial Services Group            900      52,728       52,480             200       11,717        11,662
Lincoln National Corporation               4,000     170,668      209,250           1,000       42,857        52,313
Progressive Corporation                    1,400     164,143      203,000             330       37,521        47,850
Reliastar Financial Corporation            2,500     109,512      109,375             600       26,369        26,250
                                                  ----------   ----------                     --------   -----------
                                                   1,213,313    1,334,961    4.8%              308,776       340,419     4.6%
                                                  ----------   ----------                     --------   -----------

LEISURE TIME
Royal Caribbean Cruises Ltd.                                                          600       24,121        26,250     0.4%
                                                                                              --------   -----------

MEDICAL & HEALTH PRODUCTS
American Home Products Corporation         5,600     311,881      322,000           1,500       83,743        86,250
Bristol Myers Squibb Co.                   6,000     280,830      422,625           1,600       74,338       112,700
Elan Corporation Plc -  Spons ADR          6,052     213,177      167,943           1,648       59,721        45,732
Guidant Corporation                        2,500      90,848      128,594             600       21,597        30,862
Medtronic, Inc.                            2,000     139,846      155,750             500       34,962        38,938
Pfizer, Inc.                               3,000     291,290      329,250             800       74,037        87,800
Pharmacia & Upjohn, Inc.                   5,900     339,225      335,194           1,500       86,009        85,219
Schering-Plough Corporation                3,300      91,771      174,900             900       25,646        47,700
                                                  ----------   ----------                     --------   -----------
                                                   1,758,868    2,036,256    7.2%              460,053       535,201     7.2%
                                                  ----------   ----------                     --------   -----------



                See accompanying notes to financial statements.

June 30, 1999

                                                    Series Q (Qualified)                        Series N (Non-Qualified)
                                                   ----------------------                      --------------------------
                                           Number                             % of      Number                              % of
                                            of                     Market      Net        of                    Market       Net
                                          Shares     Cost (a)      Value     Assets     Shares    Cost (a)       Value      Assets
                                          ------   -----------   ----------  -------    ------  ------------  -----------  -------
MEDICAL & HEALTH TECH.
 SERVICES
Cardinal Health, Inc.                      2,300   $  122,827   $  147,488                 575     $ 30,968   $ 36,872
HEALTHSOUTH Corporation                   11,000      214,468      164,312               2,900       59,647     43,319
United HealthCare Corporation              4,800      232,135      300,600               1,300       66,130     81,413
                                                   ----------   ----------                          -------   --------
                                                      569,430      612,400      2.2%                156,745    161,604      2.2%
                                                   ----------   ----------                          -------   --------
PRINTING/PUBLISHING
Scholastic Corporation                     1,900       79,800       96,188                 500       21,000     25,313
Tribune Co.                                2,900      234,050      252,663                 800       64,696     69,700
                                                   ----------   ----------                          -------   --------
                                                      313,850      348,851      1.2%                 85,696     95,013      1.3%
                                                   ----------   ----------                         --------   --------
RESTAURANTS
McDonald's Corporation                     6,700      251,751      276,794               1,800       68,550     74,363
Tricon Global Restaurants,
 Inc.                                        600       39,361       32,475                 200       13,120     10,825
Wendy's International, Inc.                5,700      135,325      161,381               1,500       35,658     42,469
                                                   ----------   ----------                         --------   --------
                                                      426,437      470,650      1.7%                117,328    127,657      1.7%
                                                   ----------   ----------                         --------   --------

SEMICONDUCTOR EQUIPMENT
Applied Materials, Inc.                    1,300       82,550       96,038                 300       19,050     22,162
Globespan, Inc.                               50          750        1,988                  50          750      1,987
Kulicke & Soffa Industries                 4,200      139,060      112,613               1,100       36,379     29,494
                                                   ----------   ----------                         --------   --------
                                                      222,360      210,639      0.8%                 56,179     53,643      0.7%
                                                   ----------   ----------                         --------   --------
SEMICONDUCTORS
Altera Corporation                         5,000      151,250      184,062               1,400       42,350     51,537
LSI Logic Corporation                      7,400      195,444      341,325               1,900       50,016     87,638
Motorola, Inc.                             3,600      265,401      341,100               1,000       74,121     94,750
Texas Instruments, Inc.                    1,900      192,004      275,500                 500       50,376     72,500
Xilinx, Inc.                               3,000      120,331      171,750                 800       32,089     45,800
                                                   ----------   ----------                         --------   --------
                                                      924,430    1,313,737      4.7%                248,952    352,225      4.7%
                                                   ----------   ----------                         --------   --------

STORES
BJ's Wholesale Club, Inc.                  6,300       99,194      189,394               1,600       26,168     48,100
CVS Corporation                            8,100      309,098      414,113               2,100       79,036    107,362
Dayton Hudson Corporation                  4,100      232,546      266,500               1,100       64,780     71,500
Lowe's Companies, Inc.                     5,200      216,871      294,775               1,400       60,439     79,363
Office Depot, Inc.                        13,650      166,215      301,153               3,600       43,929     79,425
Rite Aid Corporation                       9,200      214,524      226,550               2,400       57,790     59,100
TJX Companies, Inc.                        7,500      213,794      249,844               2,000       56,929     66,625
Wal-Mart Stores, Inc.                      7,600      169,941      366,700               2,000       43,441     96,500
                                                   ----------   ----------                         --------   --------
                                                    1,622,183    2,309,029      8.2%                432,512      607,975    8.2%
                                                   ----------   ----------                         --------     --------

SUPERMARKETS
Kroger Co.                                16,200      268,127      452,588               4,200       68,137    117,338
Safeway, Inc.                              2,800      106,591      138,600                 700       23,923     34,650
                                                   ----------   ----------                         --------   --------
                                                      374,718      591,188      2.1%                 92,060    151,988      2.0%
                                                   ----------   ----------                         --------   --------

TELECOMMUNICATIONS
AT&T Corporation                           5,000      132,575      183,750               1,400       37,121     51,450
ALLTEL Corporation                         1,900       92,297      135,850                 500       24,763     35,750
AT&T Canada, Inc.                            800       50,059       51,250                 200       12,498     12,812
CenturyTel, Inc.                           5,700      166,978      226,575               1,500       45,701     59,625
Colt Telecom Group - ADR                                                                   100        7,718      8,637
Copper Mountain Networks,
 Inc.                                         50        1,050        3,862                  50        1,050      3,862
Equant NV                                    700       57,897       65,888                 200       16,542     18,825
Ericsson L M Tel Co.                                                                     1,200       33,585     39,525
Frontier Corporation                       3,100      163,607      182,900                 800       42,294     47,200
Global TeleSystems Group,
 Inc.                                        900       57,263       72,900                 300       19,087     24,300
Hearst-Argyle Television,
 Inc.                                      1,800       46,992       43,200                 500       13,109     12,000
MCI Worldcom, Inc.                         6,800      301,067      586,500               1,800       77,945    155,250
Nextel Communications,
 Inc. Class A                              3,100      143,569      155,580                 800       37,050     40,150
Nortel Networks Corporation                3,100      187,380      269,119                 800       48,280     69,450
Qwest Communications Intl.                 4,300      153,363      142,169               1,060       37,562     35,046
Tellabs, Inc.                              3,800      122,099      256,738               1,000       28,262     67,563
Time Warner Telecom                          100        1,400        2,900                  50          700      1,450
Viatel, Inc.                                 300       14,100       16,838                 100        4,700      5,613
                                                   ----------   ----------                         --------   --------
                                                    1,691,696    2,396,019      8.5%                487,967    688,508      9.2%
                                                   ----------   ----------                         --------   --------

                See accompanying notes to financial statements.

June 30, 1999

                                                   Series Q (Qualified)                         Series N (Non-Qualified)
                                                  ----------------------                       --------------------------
                                          Number                              % of      Number                              % of
                                            of                     Market      Net        of                    Market       Net
                                          Shares     Cost (a)      Value     Assets     Shares    Cost (a)       Value      Assets
                                          ------   -----------   ----------  -------    ------  ------------  -----------  -------

TRANSPORTATION
Harley-Davidson, Inc.                     2,500  $   102,163   $   135,938               700    $   28,424   $    38,062
Kansas City Southern Industries           2,400      112,979       153,150               600        28,318        38,287
                                                 -----------   -----------                      ----------   -----------
                                                     215,142       289,088     1.0%                 56,742        76,349     1.0%
                                                 -----------   -----------                      ----------   -----------

UTILITIES - GAS PIPELINE
 Williams Companies, Inc.                 4,200  $   201,292       178,763     0.6%    1,100        52,715        46,819     0.6%
                                                 -----------   -----------                      ----------   -----------
Total Common Stocks                     523,987   20,828,590    27,623,660    98.3%  140,566     5,566,821     7,388,560    99.3%
                                                 -----------   -----------                      ----------    ----------

SHORT-TERM INVESTMENTS

Federal Home Loan Mortgage Corporation,
 4.60% due 07/1/1999                                 574,927       575,000     2.0%
                                                 -----------   -----------

Total Investments                                $21,403,517    28,198,660   100.3%             $5,566,821     7,388,560    99.3%
                                                 ===========   -----------                      ==========    ----------

Other Assets Less Liabilities                                      (86,197)   (0.3)%                               47,971     0.7%
                                                               -----------                                    ----------
Total Net Assets                                               $28,112,463   100.0%                           $7,436,531   100.0%
                                                               ===========                                    ==========
(a)  Effective cost for federal income tax purposes.




                See accompanying notes to financial statements.

Supplemental Information
Selected Per Unit Data and Ratios
(Unaudited)


                                                     Six Months
                                                       Ended               Year Ended December 31,
                                                      6/30/99     1998      1997     1996    1995     1994
                                                     --------   -------   -------   ------  ------  -------
PER UNIT DATA (a)
Series Q (Qualified)

Investment income                                    $  0.044   $ 0.116   $ 0.177   $0.153  $0.119  $ 0.081
Expenses                                                0.123     0.202     0.159    0.133   0.096    0.073
                                                     --------   -------   -------   ------  ------  -------

Net investment income (loss)                           (0.079)   (0.086)    0.018    0.020   0.023    0.008
Net realized and unrealized gains from securities       1.961     3.836     2.723    1.551   1.711   (0.020)
                                                     --------   -------   -------   ------  ------  -------
Net increase (decrease) in net asset value              1.882     3.750     2.741    1.571   1.734   (0.012)
Accumulation unit net asset value:
 Beginning of year                                     15.124    11.374     8.633    7.062   5.328    5.340
                                                     --------   -------   -------   ------  ------  -------
 End of period.                                      $ 17.006   $15.124   $11.374   $8.633  $7.062  $ 5.328
                                                     ========   =======   =======   ======  ======  =======
Series N (Non-qualified)

Investment income                                    $  0.041   $ 0.096   $ 0.135   $0.137  $0.117  $ 0.099
Expenses                                                0.129     0.212     0.166    0.134   0.109    0.102
                                                     --------   -------   -------   ------  ------  -------

Net investment income (loss)                           (0.088)   (0.116)   (0.031)   0.003   0.008   (0.003)
Net realized and unrealized gains from securities       2.226     3.891     2.660    1.459   1.769   (0.023)
                                                     --------   -------   -------   ------  ------  -------

Net increase (decrease) in net asset value              2.138     3.775     2.629    1.462   1.777   (0.026)
Accumulation unit net asset value:
 Beginning of year                                     15.133    11.358     8.729    7.267   5.490    5.516
                                                     --------   -------   -------   ------  ------  -------
 End of period.                                      $ 17.271   $15.133   $11.358   $8.729  $7.267  $ 5.490
                                                     ========   =======   =======   ======  ======  =======

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the period.

                                                     Six Months Ended             Year Ended December 31,
                                                         6/30/99           1998      1997      1996     1995    1994
                                                     ----------------      ----      ----      ----     ----    ----
RATIOS
Series Q (Qualified)

Operating expenses to average accumulation
  fund balance                                            0.77%           1.57%      1.59%     1.57%    1.55%   1.55%
Net investment income (loss)  to average                 (0.50)%         (0.67)%     0.18%     0.24%    0.38%   0.17%
 accumulation fund balance
Portfolio turnover rate                                     63%            143%       130%       78%      64%     64%
Accumulation units outstanding at the end of the
  period (in thousands)                                  1,653           1,715      1,887     2,093    5,491   5,597
Series N (Non-qualified)

Operating expenses to average accumulation
   fund balance                                           0.79%           1.63%      1.67%     1.69%    1.71%   1.73%
Net investment income (loss) to average
    accumulation fund balance                            (0.54)%         (0.90)%    (0.31)%    0.04%    0.13%  (0.05)%
Portfolio turnover rate                                     64%            143%       139%       94%      67%     62%
Accumulation units outstanding at the end
  of the period (in thousands)                             431             475        530       566      586     604

                See accompanying notes to financial statements.

Supplemental Information
Selected Per Unit Data and Ratios
(Unaudited)

                                                                                Year Ended December 31,
                                                                      1993      1992     1991     1990     1989
                                                                    -------   -------   ------   ------  -------
PER UNIT DATA (a)
Series Q (Qualified)

Investment income                                                    $ 0.054   $ 0.068   $0.093  $ 0.116   $0.122
Expenses                                                               0.079     0.076    0.066    0.055    0.051
                                                                     -------   -------   ------  -------   ------

Net investment income (loss)                                          (0.025)   (0.008)   0.027    0.061    0.071
Net realized and unrealized gains
 (losses) from securities                                              0.291     0.159    1.295   (0.107)   0.928
                                                                     -------   -------   ------  -------   ------

Net increase (decrease) in net
 asset value                                                           0.266     0.151    1.322   (0.046)   0.999
Accumulation unit net asset value:
 Beginning of year                                                     5.074     4.923    3.601    3.647    2.648
                                                                     -------   -------   ------  -------   ------
 End of period                                                       $ 5.340   $ 5.074   $4.923  $ 3.601   $3.647
                                                                     =======   =======   ======  =======   ======
Series N (Non-qualified)

Investment income                                                    $ 0.055   $ 0.071   $0.085  $ 0.111   $0.104
Expenses                                                               0.092     0.094    0.076    0.072    0.059
                                                                     -------   -------   ------  -------   ------
Net investment income (loss)                                          (0.037)   (0.023)   0.009    0.039    0.045
Net realized and unrealized gains
 (losses) from securities                                              0.318     0.194    1.361   (0.102)   1.002
                                                                     -------   -------   ------  -------   ------

Net increase (decrease) in net
 asset value                                                           0.281     0.171    1.370   (0.063)   1.047
Accumulation unit net asset value:
 Beginning of year                                                     5.235     5.064    3.694    3.757    2.710
                                                                     -------   -------   ------  -------   ------
 End of period                                                        $5.516    $5.235   $5.064   $3.694   $3.757
                                                                     =======    ======   ======   ======   ======

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.


                                                                               Year Ended December 31,
                                                                      1993     1992     1991    1990    1989
                                                                     -----    -----    -----   -----   -----
RATIOS
Series Q (Qualified)

Operating expenses to average accumulation fund balance               1.56%    1.56%    1.56%   1.58%   1.58%
Net investment income (loss) to average accumulation fund balance    (0.50%)  (0.17%)   0.64%   1.76%   2.20%
Portfolio turnover rate                                                 59%      61%      98%     80%     89%
Accumulation units outstanding at the end of the period
 (in thousands)                                                      5,700    5,753    5,839   5,961   6,157

Series N (Non-qualified)

Operating expenses to average accumulation fund balance               1.73%    1.74%    1.76%   1.80%   1.80%
Net investment income (loss) to average accumulation fund balance    (0.69%)  (0.42%)   0.21%   0.96%   1.36%
Portfolio turnover rate                                                 62%      66%     109%     84%     84%
Accumulation units outstanding at the end of the period
 (in thousands)                                                        640      662      684     735     774




                See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 1999
(Unaudited)


1.   Organization

     The Paul Revere Variable Annuity Contract Accumulation Fund ("The Fund") is a separate account of The Paul Revere Variable Annuity Insurance Company ("Paul Revere Variable"), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company ("Paul Revere Life") which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by UNUMProvident Corporation ("Provident"). The Fund is the investment vehicle for Paul Revere Variable's tax-deferred group annuity contracts.

2.   Accounting policies

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

     Common and preferred stocks are stated at market values which are based on the last sales prices at June 30, 1999, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners' equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

     The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

     Contract owners' equity is comprised of two components. Deferred contracts terminable by owner represents amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.   Investment advisor

     Paul Revere Variable acts as investment advisor to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statement of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

     Paul Revere Variable also acts as principal underwriter and is responsible for all sales and administrative functions relating to the variable annuity contracts and the Fund (see Note 8). Fees for such services are deducted from the contract purchase payments as shown in the statements of changes in net assets.

4.   Investment sub-advisor

     Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. ("MFSI"), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and do not represent an additional charge to the Fund.

June 30, 1999
(Unaudited)


5.   Federal income taxes

     The Fund's operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by The Paul Revere Life Insurance Company. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund's assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.   Security transactions

     The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

                                   Series Q (Qualified)    Series N (Non-qualified)
                                  -----------------------  ------------------------
                                   Purchases      Sales      Purchases      Sales
                                   ---------      -----      ---------      -----
June 30, 1999                     $16,704,389  $18,635,800  $4,611,910    $5,457,554
December 31, 1998                 $32,319,947  $34,029,792  $9,057,438    $9,643,236

     At June 30, 1999, net unrealized appreciation of investments in Series Q, amounting to $6,795,070, consisted of unrealized gains of $7,157,738 and unrealized losses of $362,668; net unrealized appreciation of investment in Series N, amounting to $1,821,739, consisted of unrealized gains of $1,924,560 and unrealized losses of $102,821.

7.   Accumulation units

     The change in the number of accumulation units outstanding were as follows:


                                                             Series Q (Qualified)
                                                      ----------------------------------
                                                      Six Months Ended        Year Ended
                                                          6/30/99                1998
                                                      ----------------        ----------
Units outstanding at beginning of year                   1,715,402             1,887,352

Units credited to contracts:
  Net purchase payments                                     16,268                 5,076

Units withdrawn from contracts:
  Annuity payments                                          19,251                37,790

  Terminations and withdrawals                              59,288               117,096
                                                         ---------             ---------

  Net units withdrawn                                       78,539               154,886
                                                         ---------             ---------

Contract units withdrawn in excess of units credited       (62,271)             (149,810)

Other deductions                                               ---               (22,140)
                                                         ---------             ---------

Net decrease in units                                      (62,271)             (171,950)
                                                         ---------             ---------

Units outstanding at end of period                       1,653,131             1,715,402
                                                         =========             =========


June 30, 1999
(Unaudited)


7.   Accumulation units (continued)


The change in the number of accumulation units outstanding were as follows:

                                                          Series N (Non-Qualified)
                                                          ------------------------
                                                    Six Months Ended          Year Ended
                                                         6/30/99                 1998
                                                    ----------------          ----------

Units outstanding at beginning of year                  474,699                 529,795

Units credited to contracts:
   Net purchase payments                                    120                     317

Units withdrawn from contracts:
   Annuity payments                                       9,566                  18,886

   Terminations and withdrawals                          34,675                  23,488
                                                        -------                 -------
   Net units withdrawn                                   44,241                  42,374
                                                        -------                 -------

Contract units withdrawn in excess of units credited    (44,121)                (42,057)

Other deductions                                            ---                 (13,039)
                                                        -------                 -------

Net decrease in units                                   (44,121)                (55,096)
                                                        -------                 -------

Units outstanding at end of period                      430,578                 474,699
                                                        =======                 =======

     The majority of the terminations and withdrawals from Series Q during 1998 related to withdrawals by participants in the Paul Revere Agency and Home Office Pension Plans which were deposited into an unrelated funding vehicle.

8.   Asset Transfer Agreement

     On May 15, 1998 Provident completed an Asset Transfer and Acquisition Agreement under which American General Corporation assumed Provident's individual and tax-sheltered annuity business including all individual annuities. In accordance with the agreement, American General Corporation, through its subsidiaries Variable Annuity Life Insurance Company and American General Annuity assumed the administration, but not the ownership, of Provident's two registered separate accounts, Separate Account B and The Paul Revere Variable Annuity Contract Accumulation Fund. The administration services provided to the Fund by American General Corporation include processing of unit transactions and daily unit valuation calculations subsequent to June 1, 1998 as well as accounting and other services. These services were previously performed by Provident. Fees for such services are borne by Paul Revere Variable only and do not represent an additional charge to the Fund.